Commitments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Commitments

NOTE 28. COMMITMENTS

a.

PMI CIM has entered into several contracts for the sale of crude oil on the international market to foreign companies. The terms and conditions of these contracts are specific to each client, and their durations may be indefinite (evergreen contracts) or they may contain a minimum obligatory period (long-term contracts).

b.

PEMEX has entered into a nitrogen supply contract for the pressure maintenance program at the Cantarell complex. During 2007, an additional contract was entered into with the purpose of supplying nitrogen to the Ku-Maloob-Zap complex and extending the original contract until 2027. At December 31, 2018 and 2017, the value of the nitrogen to be supplied during the term of the contract was approximately Ps42,295,796 and Ps. 46,877,149, respectively. In the event of the annulment of the contract and depending on the circumstances, PEMEX has the right or the obligation to acquire the vendor’s nitrogen plant under the terms of the contract.

Estimated future payments under this contract for upcoming fiscal years are as follows:

2019	Ps.	4,691,340
2020		4,956,568
2021		4,988,985
2022		4,999,063
2023		5,017,388
2024 and thereafter		17,642,452

Total	Ps.	42,295,796

c.	As of December 31, 2018, PEMEX had entered into FPWCs by means of which the contractor manages and is responsible for financing performance of the work to be undertaken.

As of December 31, 2018 and 2017, the estimated value of these contracts was as follows:

Maturity	2018		2017
Up to 1 year	Ps.	4,461,048	Ps.	5,533,174
1 to 3 years		1,525,043		1,891,557
4 to 5 years		1,496,380		1,856,006
More than 5 years		2,518,017		3,123,173

Total	Ps.	10,000,488	Ps.	12,403,910

d.

As of December 31, 2018 and 2017, the estimated value of the contracts that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2018		2017
Up to 1 year	Ps.	105,856,669	Ps.	229,738,368
1 to 3 years		192,105,937		196,335,411
4 to 5 years		15,811,930		123,159,215
More than 5 years		65,810,305		149,672,236

Total	Ps.	379,584,841	Ps.	698,905,230

e.	Estimated future payments for leases are:

Maturity	Payments
Up to 1 year	Ps.	4,180,192
1 to 3 years		19,485,821
More than 5 years		39,057,896

Total	Ps.	62,723,909